Organization and description of business	12 Months Ended
Dec. 31, 2013
Organization and description of business [Abstract]
Organization and description of business

Note 1 - Organization and description of business

SGOCO Group, Ltd., formerly known as Hambrecht Asia Acquisition Corp. (the "Company" or "SGOCO" or "we", "our" or "us") was incorporated under Cayman Islands' law on July 18, 2007. The Company was formed as a blank check company for the purpose of acquiring one or more operating businesses in the People Republic of China (the "PRC") through a merger, stock exchange, asset acquisition or similar business combination or control through contractual arrangements.

The Company completed its initial public offering ("IPO") of units consisting of one ordinary share and one warrant to purchase one ordinary share in March 12, 2008. On March 12, 2010, the Company completed a share-exchange transaction with Honesty Group Holdings Limited ("Honesty Group") and its shareholders, and Honesty Group became a wholly-owned subsidiary of the Company (the "Acquisition"). On the closing date, the Company issued 14,300,000 of its ordinary shares to Honesty Group in exchange for 100% of the capital stock of Honesty Group. Prior to the share-exchange transaction, the Company had 5,299,126 ordinary shares issued and outstanding. After the share-exchange transaction, the Company had 16,094,756 ordinary shares issued and outstanding.

The share-exchange transaction was accounted for as reorganization and recapitalization of Honesty Group. As a result, the consolidated financial statements of the Company (the legal acquirer) were, in substance, those of Honesty Group (the accounting acquirer), with the assets and liabilities, and revenues and expenses, of the Company being included effective from the date of the share-exchange transaction. There was no gain or loss recognized based on the transaction. The historical financial statements for periods prior to March 12, 2010 are those of Honesty Group, except that the equity section and earnings per share have been retroactively restated to reflect the reorganization and recapitalization.

Honesty Group is a limited liability company registered in Hong Kong on September 13, 2005. It directly owns 100% of Guanke (Fujian) Electron Technological Industry Co., Ltd. ("Guanke"), Guanwei (Fujian) Electron Technological Co., Ltd. ("Guanwei"), and Guancheng (Fujian) Electron Technological Co., Ltd. ("Guancheng"). Guanke, Guanwei and Guancheng are limited liability companies established in Jinjiang City, Fujian Province under the corporate laws of the PRC, which were primary engaged in manufacturing LCD consumer products including LCD PC monitors, LCD TVs, LED back-light modules and application-specific LCD systems. Prior to the Sale of Honesty Group in November 2011, Guanke was the main operating entity of the Company and manufactured the LCD products for the Company's distribution.

SGOCO International (HK) Limited, a limited liability company registered in Hong Kong, or "SGOCO International," is a wholly owned subsidiary of SGOCO.

On February 22, 2011, SGO Corporation ("SGO") was established in Delaware USA. On March 14, 2011, SGOCO International purchased 100% of the outstanding shares of common stock of SGO. SGO was founded for the purpose of marketing, sales and distribution of SGOCO's high quality LCD/LED products in America. SGO commenced sales in June 2012.

On July 28, 2011, SGOCO (Fujian) Electronic Co., Ltd. ("SGOCO (Fujian)"), a limited liability company under the laws of the PRC was established by SGOCO International for the purpose of conducting LCD/LED monitor and TV product-related design, brand development and distribution.

On November 15, 2011, the Company entered into a Sale and Purchase Agreement ("SPA") to sell its 100% ownership interest in Honesty Group to Apex for $76,000 in total consideration. Prior to the transaction, Honesty Group transferred contracts and assets essential to the Company's product research and development, branding and distribution to SGOCO International, a wholly-owned subsidiary of the Company established in July 2011, and its PRC operating subsidiary, SGOCO (Fujian). Through these transactions, the Company aims to transition SGOCO from a heavy-asset business model to a "light-asset" business model with greater flexibility and scalability.

Following the Sale of Honesty Group in November 2011, the Company has outsourced its manufacturing operations to Honesty Group and other suppliers. The decision to outsource did not eliminate the related operations and cash flows from the ongoing operations of the Company. The Company ceased consolidating the financial statements of Honesty Group. Honesty Group became a third-party supplier to the Company thereafter and the Company does not have any significant benefits or liability from the operating results of Honesty Group except the normal risk with any major vendor. Management has performed an analysis and concluded Honesty Group is not a VIE as of the reporting date.

Pursuant to the Sale and Purchase Agreement, Apex assumed the Company's obligations to pay up the remaining capital of $8,750 in Guanwei and to pay the remaining balance of approximately $14,000 of the commitment to the Fujian Jinjiang government to invest in the Guanke Technology Park. The $8.8 million registration capital has been paid by Apex. There can be no assurances that Chinese governmental authorities will not assert an obligation of SGOCO to pay the remaining investment in Guanke Technology Park, if Apex fails to do so.

In addition, the SPA required that for three years from the date of sale, Honesty Group must continue to provide SGOCO with products and services in the same or substantially similar manner as it did immediately prior to the completion of the transaction unless otherwise directed by SGOCO. The SPA also provided SGOCO with a right of first refusal for a period of five years from the date of sale to purchase from Apex any material rights or interests in Honesty Group's shares or assets before Apex offered to transfer such rights or interests to a third party.

Pursuant to the Sale and Purchase Agreement, the $76,000 in total consideration was to be paid in installments over a period of five months. As of May 31, 2012, the company received the full amount of the consideration, of which:

-	cash of $1,213 was received before December 31, 2011;
-	cash of $18,734 was received in 2012;
-	purchase deposits paid to Honesty Group of $1,772 and payables to Honesty Group of $10,156 at the time of disposal were offset;
-	goods of $8,925 were received before December 31, 2011; and
-	goods of $38,397 were received in2012.

The accounting gain from the disposal of Honesty Group was $127 based on the disposal date of November 30, 2011 when management deemed SGOCO lost operating control over Honesty Group and its subsidiaries.

Following the Sale of Honesty Group, Honesty Group remained a major manufacturer of the Company's products As at December 31, 2013 and 2012, Honesty Group is not owned or controlled by the Company or its affiliates.

On December 26, 2011, SGOCO International established a wholly owned subsidiary, Beijing SGOCO Image Technology Co. Ltd. ("Beijing SGOCO"), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor, TV product-related and application-specific product design, brand development and distribution.

On November 14, 2013, SGOCO International established a wholly owned subsidiary, SGOCO (Shenzhen) Technology Co., Ltd. ("SGOCO Shenzhen"), a limited liability company under the laws of the PRC for the purpose of conducting LCD/LED monitor and TV product-related and application-specific product design, brand development and distribution.

In April 2014, the Company relocated its corporate headquarter from Beijing, China to Hong Kong, China.

The Company is focused on designing innovative products and developing its own-brands for sale in the Chinese flat-panel display market. Its main products are LCD/LED monitors, TVs and other application-specific products. The Company intends to offer high quality LCD/LED products under brands that it controls and licenses such as "SGOCO", "No. 10," "POVIZON," and "TCL," to consumers residing in China's Tier 3 and Tier 4 cities. The Company is also distributing the LCD/LED products to the international markets. During the years ended 31 December, 2013, 2012 and 2011, the Company derived net revenue of $2,762, $3,588 and nil from sales of TCL brand products.

On April 1, 2012, the Company contracted with TCL Business System Technology (Huizhou) Co. Ltd. ("TCL Huizhou") to be the exclusive distributor in China for TCL brand display products. This agreement effectively replaces the June 2010 agreement signed with TCL Huizhou. The agreement will expire on April 1, 2015. TCL may terminate the contract if the Company fails to meet the sales targets as stated in the agreement. Brand licensing fees are to be paid to TCL based on sales. The Company was unable to meet the sales target for 2012 and 2013. During 2013, the Company negotiated with TCL and mutually agreed to terminate the contract in June 2013.